Provisions	6 Months Ended
Jun. 30, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions

8	Provisions

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	£m	£m	£m	£m	£m
Provisions (excluding contractual commitments)
At 31 Dec 2024	27	50	7	107	191
Additions	181	6	1	6	194
Amounts utilised	(18)	(35)	—	(14)	(67)
Unused amounts reversed	(3)	(8)	(4)	(4)	(19)
Exchange and other movements	2	8	—	(8)	2
At 30 Jun 2025	189	21	4	87	301
Contractual commitments[1]
At 31 Dec 2024					84
Net change in expected credit loss provisions					(10)
At 30 Jun 2025					74
Total provisions
At 31 Dec 2024					275
At 30 Jun 2025					375
1The contractual commitments provision includes off-balance sheet loan commitments and guarantees, for which expected credit losses are provided under IFRS
9. Further analysis of the movement in the expected credit loss is disclosed within the 'Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees' table on page 23.
Further details of ‘Legal proceedings and regulatory matters’ are set out in Note 10 'Legal proceedings and regulatory matters'. Legal proceedings include civil court, arbitration or tribunal proceedings brought against HSBC companies (whether by way of claim or counterclaim);
or civil disputes that may, if not settled, result in court, arbitration or tribunal proceedings. Regulatory matters refers to investigations, reviews and other actions carried out by, or in response to, the actions of regulators or law enforcement agencies in connection with alleged wrongdoing by HSBC.
Customer remediation refers to HSBC’s activities to compensate customers for losses or damages associated with a failure to comply with regulations or to treat customers fairly. Customer remediation is often initiated by HSBC in response to customer complaints and/or industry developments in sales practices, and is not necessarily initiated by regulatory action.
For further details of the impact of IFRS 9 on undrawn loan commitments and financial guarantees, presented in ‘Contractual commitments’, see Note 9.